Summary of Significant Accounting Policies (Details Narrative) - USD ($)				12 Months Ended
	Nov. 26, 2018	Jun. 14, 2018	Jun. 13, 2018	Dec. 31, 2020	Dec. 31, 2019
Entity incorporation, date of incorporation				Dec. 01, 2017
Entity incorporation, state or country code				DE
Common stock share outstanding				13,132,518	13,010,200
Stock-based compensation				$ 168,651	$ 0
Cash and cash equivalents				62,555	22,291
Loan payable - due to factors				20,540	98,471
Bad debts expense				5,327	0
Allowance for doubtful accounts				0	0
Advertising and marketing expenses				$ 93,805	19,422
Income tax examination, description				The Company's income tax returns are open for examination for up to the past three years under the statute of limitations. There are no tax returns currently under examination.
Unrealized gain due to foreign currency fluctuations				$ 9,892
Global Diversified Holdings, Inc. [Member]
Number of shares issued during period	200
Paul Adler [Member]
Number of shares issued during period		12,500,000
Common Stock [Member]
Stock redeemed or called during period, shares			19,500,000
Common stock share outstanding			20,000,000
Number of shares issued during period					170,000
Unrealized gain due to foreign currency fluctuations